RETIREMENT PLAN	12 Months Ended
Mar. 31, 2021
RETIREMENT PLAN
RETIREMENT PLAN

NOTE K – RETIREMENT PLAN

The Company has a retirement savings plan under Section 401(k) of the Internal Revenue Code. All full-time employees who have completed 12 months of service are eligible to participate. Employees are permitted to contribute up to the amounts prescribed by law. The Company may provide contributions to the plan consisting of a matching amount equal to a percentage of the employee’s contribution, not to exceed four percent (4%). Employer contributions were $43,412 and $41,121 for the years ended March 31, 2021 and 2020, respectively.